UNITED STATES
			 	 SECURITIES AND EXCHANGE COMMISSION
				       Washington, D.C. 20549

					   FORM 13F


FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Beacon Asset Management, LLC
	50 Milk Street
	Boston, MA 02109-5003

13F File Number: 028-05183

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Managers:
Name:	John K. Beeten
Title:	President
Phone:	(617) 263-2420
Signature, Place, and Date of Signing:
John K. Beeten Boston, Massachusetts	July 30, 2001
Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: NONE


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		50

Form 13F Information Table Value Total:		$118,274

List of Other Included Managers: 		NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO COM        COM              025816109     2927 75450.000SH       SOLE                60450.000         15000.000
AMERICAN INTL GROUP COM        COM              026874107     5488 64558.000SH       SOLE                51558.000         13000.000
ANALOG DEVICES INC COM         COM              032654105     3136 72504.000SH       SOLE                53304.000         19200.000
AOL TIME WARNER                COM              00184A105     5754 108570.000SH      SOLE                94570.000         14000.000
APPLIED MATERIALS INC COM      COM              038222105     1405 28625.000SH       SOLE                28625.000
BANK NEW YORK INC COM          COM              064057102      318 6630.000 SH       SOLE                 6630.000
BANK OF AMERICA CORP COM       COM              060505104      436 7268.000 SH       SOLE                 7268.000
BELLSOUTH CORP COM             COM              079860102      654 16244.000SH       SOLE                16244.000
BP PLC SPONSORED ADR           COM              055622104      439 8812.000 SH       SOLE                 8812.000
BRISTOL-MYERS SQUIBB           COM              110122108     3170 60620.000SH       SOLE                50820.000          9800.000
CELESTICA INC SUB VTG SHS      COM              15101Q108      242 4700.000 SH       SOLE                 4700.000
CISCO SYSTEMS                  COM              17275R102     3469 190620.000SH      SOLE               156620.000         34000.000
CITIGROUP INC COM              COM              172967101     6903 130635.000SH      SOLE               105835.000         24800.000
CVS CORP COM                   COM              126650100     3205 83037.000SH       SOLE                71037.000         12000.000
ELAN PLC ADR                   COM              284131208      205 3357.000 SH       SOLE                 3357.000
EMC CORP. MASS                 COM              268648102     5995 204950.000SH      SOLE               166950.000         38000.000
EXXON MOBIL CORPORATION        COM              30231g102      792 9063.000 SH       SOLE                 9063.000
FANNIE MAE                     COM              313586109     5299 62325.000SH       SOLE                49325.000         13000.000
FIRST DATA CORP COM            COM              319963104      296 4600.000 SH       SOLE                 4600.000
FLEET BOSTON FINANCIAL CORP    COM              339030108     6516 165176.000SH      SOLE               135779.000         29397.000
GENERAL ELEC CO COM            COM              369604103     4257 87321.000SH       SOLE                87321.000
GOLDMAN SACHS GROUP            COM              38141G104      995 11600.000SH       SOLE                11600.000
HOME DEPOT INC COM             COM              437076102     3842 82526.000SH       SOLE                59526.000         23000.000
I2 TECHNOLOGIES INC COM        COM              465754109      503 25400.000SH       SOLE                25400.000
INTEL CORP                     COM              458140100     1049 35860.000SH       SOLE                35860.000
INTERNATIONAL BUSINESS MACHINE COM              459200101     4958 43875.000SH       SOLE                30875.000         13000.000
JOHNSON & JOHNSON              COM              478160104     5877 117538.000SH      SOLE                97538.000         20000.000
JP MORGAN CHASE & CO           COM              46625H100     3000 67268.000SH       SOLE                57268.000         10000.000
LILLY ELI COMPANY              COM              532457108      640 8650.000 SH       SOLE                 8650.000
LOWES COS INC COM              COM              548661107     1294 17841.000SH       SOLE                17841.000
MCDATA CORPORATION - CLASS A   COM              580031201     2501 142529.000SH      SOLE               111829.000         30700.000
MERCK & CO INC COM             COM              589331107     2342 36640.000SH       SOLE                27840.000          8800.000
MERRILL LYNCH & CO INC COM     COM              590188108     1056 17824.000SH       SOLE                11824.000          6000.000
MICROSOFT CORP.                COM              594918104     3935 53910.000SH       SOLE                53910.000
NASDAQ 100 TR UIT              COM              631100104      660 14450.000SH       SOLE                14450.000
NOKIA CORP SPONSORED ADR       COM              654902204     2118 95450.000SH       SOLE                71750.000         23700.000
PFIZER INC COM                 COM              717081103     4541 113384.000SH      SOLE                91384.000         22000.000
SAFEWAY INC COM NEW            COM              786514208      602 12550.000SH       SOLE                12550.000
SBC COMMUNICATIONS INC COM     COM              78387G103      996 24869.000SH       SOLE                24869.000
SCHERING-PLOUGH CORP.          COM              806605101     3088 85200.000SH       SOLE                65200.000         20000.000
STANDARD & POOR'S DEP RECPT TR COM              78462F103      734 5990.000 SH       SOLE                 5990.000
STAPLES INC COM                COM              855030102     1159 72500.000SH       SOLE                72500.000
STATE STR CORP COM             COM              857477103      714 14420.000SH       SOLE                14420.000
SUN MICROSYSTEMS INC COM       COM              866810104      917 58330.000SH       SOLE                58330.000
TERADYNE INC COM               COM              880770102      238 6800.000 SH       SOLE                 6800.000
TEXAS INSTRS INC COM           COM              882508104      784 24570.000SH       SOLE                24570.000
TYCO INTL LTD NEW COM          COM              902124106     7650 140350.000SH      SOLE               118350.000         22000.000
VERIZON COMMUNICATIONS COM     COM              92343v104      280 5240.000 SH       SOLE                 5240.000
WAL MART STORES INC COM        COM              931142103      764 15649.000SH       SOLE                15649.000
JOHN HANCOCK BK&THRIFT SH BEN  CLSD END         409735107      126 14229.000SH       SOLE                14229.000